Net Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for loan losses	$ 3,012,907	$ 2,593,942
Deferred compensation liability	2,506,541	2,207,288
Intangible assets	154,037	215,797
Unrealized loss on available-for-sale securities	12,640,667
Other	689,235	678,366
Total	19,003,387	5,695,393
Deferred tax liabilities
Premises and equipment	1,056,263	1,197,848
Unrealized gain on available-for-sale securities		2,586,339
Other	152,844	194,033
Total	1,209,107	3,978,220
Net deferred tax asset	$ 17,794,280	$ 1,717,173